Share-based payments - Summary of Fair Value Per Ordinary Share Pre-IPO at the Grant Based Upon Equity Value (Detail)	Jan. 01, 2021 yr
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Expected volatility	85.00%
Expected life	6.0
Risk-free interest rate	(0.60%)
Expected dividend yield	0.00%